Financial instruments - Reconciliation of Net Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	$ (660,246)	$ 258,915
Amounts from loans	(1,537,295)	(235,412)
Amounts from interests	20,495	59,315
Other cash (inflows)/outflows	(1,282,708)	1,149,930
Income statement	(41,305)	(81,235)
Equity and others	18,693	26,563
Net debt, ending balance	2,161,874	(660,246)
Obligations with the public and bank loans
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	2,848,875	2,555,511
Amounts from loans	(1,534,282)	(246,883)
Amounts from interests	117,145	98,155
Other cash (inflows)/outflows	18,346	2,566
Income statement	(168,598)	(147,202)
Equity and others	0	0
Net debt, ending balance	4,416,264	2,848,875
Financial instruments derived from hedging
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	39,681
Amounts from loans	(18,927)
Amounts from interests	4,077
Other cash (inflows)/outflows	0
Income statement	11,731
Equity and others	20,800
Net debt, ending balance	22,000	39,681
Derivatives for investment hedges
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	29,984
Amounts from loans	0
Amounts from interests	0
Other cash (inflows)/outflows	(10,082)
Income statement	18,171
Equity and others	3,595
Net debt, ending balance	18,300	29,984
Non-hedging derivatives on other financial liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	5,816	1,672
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	0	0
Income statement	(8,979)	(4,144)
Equity and others	0	0
Net debt, ending balance	14,795	5,816
Current and non-current lease liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	61,734
Amounts from loans	15,914
Amounts from interests	2,038
Other cash (inflows)/outflows	0
Income statement	(31,376)
Equity and others	0
Net debt, ending balance	75,158	61,734
Current and non-current financial liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	2,986,090	2,693,260
Amounts from loans	(1,537,295)	(235,412)
Amounts from interests	123,260	107,004
Other cash (inflows)/outflows	8,264	(96)
Income statement	(179,051)	(185,772)
Equity and others	24,395	21,446
Net debt, ending balance	4,546,517	2,986,090
Cash and cash equivalents
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(2,655,236)	(1,515,051)
Amounts from loans	0	0
Amounts from interests	(53,539)	(25,623)
Other cash (inflows)/outflows	(1,615,863)	1,165,225
Income statement	55,535	583
Equity and others	0	0
Net debt, ending balance	(1,041,369)	(2,655,236)
Deposits that do not qualify as cash and cash equivalents
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(950,167)	(905,170)
Amounts from loans	0	0
Amounts from interests	(49,226)	(24,088)
Other cash (inflows)/outflows	341,742	24,679
Income statement	74,114	44,406
Equity and others	0	0
Net debt, ending balance	(1,316,797)	(950,167)
Debt hedging derivative financial instruments
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(29,620)	(257)
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	0	0
Income statement	(5,100)	29,363
Equity and others	0	0
Net debt, ending balance	(24,520)	(29,620)
Derivatives for investment hedges
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	0
Amounts from loans	0
Amounts from interests	0
Other cash (inflows)/outflows	0
Income statement	0
Equity and others	0
Net debt, ending balance	0	0
Non-hedging derivatives on other financial assets
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(4,174)
Amounts from loans	0
Amounts from interests	0
Other cash (inflows)/outflows	(18,034)
Income statement	14,380
Equity and others	0
Net debt, ending balance	(520)	(4,174)
Hedging derivatives reimbursement of SQM Australia asset
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(7,139)
Amounts from loans	0
Amounts from interests	0
Other cash (inflows)/outflows	1,183
Income statement	(1,183)
Equity and others	(5,702)
Net debt, ending balance	(1,437)	(7,139)
Debt hedging derivative financial instruments
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	39,681	81,854
Amounts from loans		993
Amounts from interests		7,623
Other cash (inflows)/outflows		0
Income statement		6,108
Equity and others		27,449
Net debt, ending balance		39,681
Hedging and investment derivatives
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	29,984	0
Amounts from loans		0
Amounts from interests		0
Other cash (inflows)/outflows		(2,662)
Income statement		(21,319)
Equity and others		(6,003)
Net debt, ending balance		29,984
Operating lease liabilities, current and non-current
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	61,734	54,223
Amounts from loans		10,478
Amounts from interests		1,226
Other cash (inflows)/outflows		0
Income statement		(19,215)
Equity and others		0
Net debt, ending balance		61,734
Hedging and investment derivatives
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	0	(12,613)
Amounts from loans		0
Amounts from interests		0
Other cash (inflows)/outflows		0
Income statement		(12,613)
Equity and others		0
Net debt, ending balance		0
Non-hedging derivatives on other financial assets
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(4,174)	(1,254)
Amounts from loans		0
Amounts from interests		0
Other cash (inflows)/outflows		(39,878)
Income statement		42,798
Equity and others		0
Net debt, ending balance		(4,174)
Hedging derivatives reimbursement of SQM Australia asset
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(7,139)	0
Amounts from loans		0
Amounts from interests		2,022
Other cash (inflows)/outflows		0
Income statement		0
Equity and others		5,117
Net debt, ending balance		(7,139)
Current and Non-Current Financial Assets
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(3,646,336)	(2,434,345)
Amounts from loans	0	0
Amounts from interests	(102,765)	(47,689)
Other cash (inflows)/outflows	(1,290,972)	1,150,026
Income statement	137,746	104,537
Equity and others	(5,702)	5,117
Net debt, ending balance	$ (2,384,643)	$ (3,646,336)